EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS [Abstract]
Schedule of Equity Method Investments

As of December 31, 2011 and 2012, the Company had the following equity method investments:

			Equity interest owned by the Group As of December 31,
	Note		2011	2012
Xi'an Jiangyuan Andike Ltd	i	)	27%	33%
Beijing Proton Medical Center Co. Ltd	ii	)	-	25%
PTC - Houston Management, LP	iii	)	-	45%
Suzhou Chorus Medical Technologies Co., Ltd	iv	)	-	36%

i)	During 2011 and 2012, the Group respectively subscribed to 27% and 6% equity interest of Xi'an Jiangyuan Andike Ltd ("JYADK"), for a consideration of RMB540 and RMB120, respectively.
ii)	On October 19, 2012, the Group incorporated Beijing Proton Medical Center Co. Ltd ("BPC") with other investors. The Group holds 25% equity interest in BPC with the investment amounting to RMB25,000.
iii)	On December 28, 2012, the Group acquired 45% interest of PTC - Houston Management, LP ("PTC") with a consideration of RMB201,176 (US$32,291) in cash. After the transaction, the Group became a limited partner of PTC. PTC holds 44.4% effective interest of University of Texas MD Anderson Cancer Center Proton Therapy Center ("MDA Proton"), a proton treatment center in Texas, U.S.A.. The difference between the amount at which the interest of PTC is carried and the amount of underlying net assets of PTC, is mainly related to the underlying interest in MDA Proton.
iv)	On December 17, 2012, the Group acquired 36% of Suzhou Chorus Medical Technologies Co., Ltd , for a consideration of RMB2,400.